Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock options outstanding and exercisable
	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2020	378,010	4,276,480	$10.35	6.44	$33,785
Authorized	650,000	—	—	—	—
Options granted	(1,446,350)	1,446,350	19.98	—	—
Options exercised	—	(68,679)	2.82	—	1,138
Awards forfeited or cancelled	475,875	(475,875)	13.76	—	—
Outstanding, December 31, 2020	57,535	5,178,276	13.23	6.75	36,987
Authorized	1,200,000	—	—	—	—
Options granted	(1,134,542)	1,134,542	40.10	—	—
Options exercised	—	(461,290)	5.34	—	9,667
Awards forfeited or cancelled	376,245	(376,245)	17.35	—	—
Outstanding, December 31, 2021	499,238	5,475,283	$19.19	6.78	$168,923
Options exercisable as of December 31, 2021		3,322,160	12.23	5.32	125,517

Schedule of stock options outstanding and exercisable
	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$2.43 – $12.06	1,223,100	2.63	1,223,100	2.63
$12.07 – $15.34	1,223,673	5.91	1,154,889	5.87
$15.35 – $19.31	876,147	7.67	531,085	7.65
$19.32 – $24.17	1,156,561	8.84	404,605	8.78
$24.18 – $50.07	995,802	9.77	8,481	9.74
	5,475,283	6.78	3,322,160	5.32

Schedule of weighted average calculated fair value of the options granted to employees
	December 31, 2021	December 31, 2020
Fair value of common stock	$40.83	$20.37
Dividend yield	0%	0%
Expected volatility	42%	44%
Expected term (years)	6.01	5.92
Risk free interest rate	1.14%	0.64%

Schedule of operations and comprehensive loss
	December 31, 2021	December 31, 2020
Research and development	$4,434	$3,605
Sales and marketing	509	414
General and administrative	1,379	1,878
Total	$6,322	$5,897